Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.9%
Penn Series Flexibly Managed Fund*	36,176	$3,614,331
Penn Series Index 500 Fund*	58,084	2,735,757
Penn Series Large Core Value Fund*	28,093	917,783
Penn Series Mid Core Value Fund*	24,992	920,450
Penn Series Real Estate Securities Fund*	29,109	907,041
TOTAL AFFILIATED EQUITY FUNDS (Cost $7,006,361)		9,095,362

AFFILIATED FIXED INCOME FUNDS — 75.3%
Penn Series High Yield Bond Fund*	124,947	2,236,555
Penn Series Limited Maturity Bond Fund*	969,704	13,362,519
Penn Series Quality Bond Fund*	1,185,016	18,806,207
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $34,249,786)		34,405,281

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.9%
Penn Series Developed International Index Fund*	48,639	897,868
Penn Series International Equity Fund*	10,533	441,249
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,145,330)		1,339,117

SHORT-TERM INVESTMENTS — 0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $16,086)	16,086	16,086
TOTAL INVESTMENTS — 98.1% (Cost $42,417,563)		$44,855,846
Other Assets & Liabilities — 1.9%		856,176
TOTAL NET ASSETS — 100.0%		$45,712,022

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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